Cover	Nov. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-36287
Entity Registrant Name	Flexion Therapeutics, Inc.
Entity Central Index Key	0001419600
Entity Tax Identification Number	26-1388364
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 Mall Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	305-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FLXN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false